Note 12 - Income Taxes (Details) - Income From Operations Before Income Tax Expense - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥ 5,407,802	¥ 6,406,153	¥ 7,825,846
Foreign	(268,810)	(131,262)	(68,982)
Total	5,138,992	6,274,891	7,756,864
Income taxes―current:
Domestic	1,720,557	2,453,549	3,140,964
Foreign	(34,922)	41,582	(6,254)
Total	1,685,635	2,495,131	3,134,710
Income taxes―deferred:
Domestic	181,088	(729,822)	(528,832)
Foreign	30,142	29,996	1,704
Total	¥ 211,230	¥ (699,826)	¥ (527,128)